CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net loss	$ (3,729,687)	$ (962,953)	$ (3,854,004)	$ (2,883,362)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Increase in collection reserve		25,660	(4,619)	24,185
Amortization of debt discount to interest expense	34,453	266,711	267,258	82,500
Amortization of deferred financing costs		32,400	32,400	8,700
Non-cash interest expense			199,206	4,694
Loan origination discount			15,500
Depreciation and amortization	26,299
Share-based compensation, net	2,117,302	118,160	622,450	1,030,681
Deferred revenue in the form of non-marketable equity securities recognized as revenue			(180,000)	(180,000)
Loss on revaluation of derivative liabilities		365,576	1,894,258	23,593
Loss on extinguishment of debt and repurchase of warrants			691,904	768,602
Loss on non-marketable equity securities			15,125	388,475
Loss on extinguishment of debt	248,892
Loss on settlement of dispute	122,139
Loss on warrants to cure debt default		92,004
Loss on modification of note payable		133,077
Gain on payoff of convertible notes		(156,531)
Gain on conversion of convertible note		(11,237)
Discount on and fees on convertible note payable		15,500
Equity in net loss of unconsolidated affiliate				90,900
Abandonment of FoxBarry consulting project and resultant recognition of deferred revenue			(200,000)
Changes in operating assets and liabilities:
Accounts receivable	(1,216)	(279)	33,570	(68,263)
Due from related party	(10,508)		(18,491)	(8,284)
Inventory	(36,098)
Prepaid expenses		56,341	56,341	(3,394)
Accounts payable and accrued expenses	23,271	72,634	40,729	195,825
Deferred revenue	(135,000)	(335,000)
Accrued wages payable to officers and directors	302,889	29,330	42,695
Advances from officers and directors			71,008
Net cash used in operating activities	(1,037,264)	(258,607)	(274,670)	(525,148)
Investing activities:
Cash acquired upon acquisition of subsidiary	347,307
Improvements to cultivation facility and purchase of equipment	(261,560)
Purchase of intangible assets	(125,858)			(17,685)
Return of deposit	(32,500)
Cash portion of settlement of dispute	(20,000)
Purchase of equity method investments
Net cash provided by (used in) investing activities	(92,611)			(17,685)
Financing activities:
Proceeds from notes payable to officers and directors			50,000
Proceeds from issuance of common stock - equity financing line	1,380,204
Net proceeds from issuance of convertible debt and warrants		316,478	316,478	339,900
Advances from officers and directors	254,943	52,500
Repayment of convertible debt and notes payable	(35,000)	(213,978)	(242,607)
Proceeds from issuance of common shares and deposit on warrant exercise	64,804		145,000
Net cash provided by (used in) financing activities	1,664,951	155,000	268,871	339,900
Net increase (decrease) in cash	535,076	(103,607)	(5,799)	(202,933)
Cash, beginning of period	112,621	118,420	118,420	321,353
Cash, end of period	647,697	14,813	112,621	118,420
Supplemental schedule of cash flow information:
Cash paid for interest			8,165
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Issuance of stock options in exchange for accrued wages payable to officers and directors		612,512	612,512
Reduction of convertible notes payable due to the conversion by Tangiers Investment Group		220,000	220,000
Issuance of common stock upon conversion of Tangiers Investment Group convertible note		473,965	473,965
Common shares issued in the acquisition of Prana Therapeutics, Inc.	4,870,500
Exercise of stock option for 1,000,000 of common stock in exchange for notes payable to an officer and director	200,000
Reduction of three convertible notes payable due to the conversion by Slainte Ventures			206,978
Issuance of common stock upon conversion of Slainte Ventures note payable			218,038
Reduction of note payable due to the conversion by Slainte Ventures			600,000
Issuance of common stock upon conversion of Slainte Ventures note payable			3,845,748
Reduction of notes payable in exchange for 1,100,000 shares of common stock of WeedMD		175,000	175,000
Intangible asset costs included in accounts payable				12,279
Issuance of common stock for services				47,880
Issuance of common stock for prepaid professional fees				187,335
Issuance of common stock for repurchase of warrant				987,390
Warrants cancelled			(3,000,000)	(218,788)
Issuance of options for compensation, accrued expenses and accounts payable				417,664
Issuance of convertible note payable for debt issuance costs				41,000
Debt conversion feature issued for debt discount				$ (355,293)
Decrease in non-marketable securities due to the exchange of 1,100,000 shares of common stock of WeedMD		(190,150)
Acquisition from and leaseback to of equipment to related party	99,200
Accounts payable exchanged for note payable to third party		$ 30,000